Taxes (Details) - Schedule of Components of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Deferred Tax Assets [Abstract]
Net operating losses	$ 1,122,569	$ 961,468
Allowance for credit losses	10,589	10,769
Less: valuation allowance	(1,133,158)	(972,237)	$ (847,735)
Deferred tax assets, net